Offerings - Offering: 1	Oct. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,250,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 369.75
Offering Note	Calculated as the aggregate maximum value of Shares being purchased.